Document and Entity Information	Jan. 31, 2020
Prospectus:
Document Type	497
Document Period End Date	Jan. 31, 2020
Entity Registrant Name	DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
Entity Central Index Key	0000740123
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 18, 2020
Document Effective Date	Feb. 01, 2021
Prospectus Date	Jun. 01, 2020
Institutional Shares Prospectus | DREYFUS AMT-FREE TAX EXEMPT CASH MANAGEMENT FUND | DREYFUS AMT-Free TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus:
Trading Symbol	DEIXX
Investor Shares Prospectus | DREYFUS AMT-FREE TAX EXEMPT CASH MANAGEMENT FUND | DREYFUS AMT-FREE TAX EXEMPT CASH MANAGEMENT - Investor Shares
Prospectus:
Trading Symbol	DEVXX